Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
NET LOSS	$ (2,655,477)	$ (3,785,383)
OTHER COMPREHENSIVE (LOSS)/INCOME
Foreign currency translation adjustment	(290,762)	24,886
COMPREHENSIVE LOSS	$ (2,946,239)	$ (3,760,497)